CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS  60603



                                November 2, 2009



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:                    Matrix Defined Trusts 16
                      (File No. 333-162684) (CIK# 1468673)
                      ------------------------------------

Ladies/Gentlemen:

     On behalf of Matrix Capital Group, Inc., depositor, sponsor and principal underwriter of Matrix Defined Trusts 16 (the "Fund") there is transmitted herewith Amendment No. 1 to the Registration Statement on Form S-6 relating to securities of the subject Fund. The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission (the "Commission") on October 27, 2009.

     In our opinion the Registration Statement does not contain disclosures which would render such Registration Statement ineligible to become effective pursuant to paragraph (a) of Rule 487 under the Act.

     In addition to Amendment No. 1 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the Prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the Securities deposited in the Fund and the dates of record, distribution and evaluation, together with a list of the deposited Securities which will comprise the portfolio of the Fund, the Statement of Financial Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

     The trust agreement was entered into today and Securities (as defined in the Indenture) have been deposited with the trustee. In connection therewith the trustee has provided in the name of Matrix Capital Group Inc. documentation for units of fractional undivided interest in the Fund, which documentation is being retained by the trustee for delivery after the effectiveness of the Registration Statement.




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     If you have any questions, please do not hesitate to contact Scott R.
Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 401-2857

                                Very truly yours,



                                CHAPMAN AND CUTLER LLP


MJK/mdd





















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